Earnings per share ("EPS") - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic [Line Items]
Net earnings	$ 400.5	$ 192.6	$ 439.1
Basic EPS:
Net earnings attributable to common shareholders	$ 335.4	$ 125.5	$ 368.1
Net earnings attributable to common shareholders, basic (in shares)	246,300,000	241,502,000	214,499,000
Net earnings attributable to common shareholders, basic (in dollars per share)	$ 1.36	$ 0.52	$ 1.72
Effect of dilutive securities:
Share-based compensation (in shares)	2,433,000	541,000	471,000
Fairfax warrants (in shares)	10,647,000	3,096,000	4,902,000
Holdback shares (in shares)	5,572,000	5,375,000
Senior Unsecured Exchangeable Notes (in shares)	902,000
Diluted EPS:
Net earnings attributable to common shareholders	$ 335.4	$ 125.5	$ 368.1
Net earnings attributable to common shareholders, diluted (in shares)	265,854,000	250,514,000	219,872,000
Net earnings attributable to common shareholders, diluted (in dollars per share)	$ 1.26	$ 0.50	$ 1.67
Series D
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	$ (10.1)	$ (10.1)	$ (14.1)
Series E
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	(5.5)	(11.2)	(11.2)
Series G
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	(8.0)	(16.0)	(16.0)
Series H
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	(17.8)	(17.8)	(17.8)
Series I
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	(12.0)	$ (12.0)	$ (12.0)
Series J
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	$ (11.7)